Share-based Payments (Tables)	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Summary of Principal Assumptions Used for Valuation of Share Options

	Options granted on

	January 13, 2021	February 10, 2021	February 10, 2021	February 10, 2021
Vesting dates	January 13, 2022	February 10, 2022	February 10, 2022	February 10, 2022
	January 13, 2023	February 10, 2023	February 10, 2023	February 10, 2023
	January 13, 2024	February 10, 2024	February 10, 2024	February 10, 2024
	January 13, 2025	February 10, 2025	February 10, 2025	February 10, 2025
Volatility	81.42%	81.45%	87.66%	83.86%
Dividend yield	0%	0%	0%	0%
Risk-free investment rate	0.01%	0.11%	0.01%	0.05%
Fair value of option at grant date	£2.37	£2.74	£4.49	£4.49
Fair value of share at grant date	£3.92	£4.53	£4.53	£4.53
Exercise price at date of grant	£3.92	£4.53	£0.04	£0.04
Lapse date	January 13, 2031	February 10, 2031	—	February 10, 2031
Expected option life (years)	4.5	4.5	2.5	3.5
Number of options granted	200,000	872,775	91,888	337,000